Segment Information - Property Operating Revenues, Expenses and NOI by Product Type (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 1,907,565	$ 1,712,105	$ 5,159,141	$ 4,722,271	$ 6,589,951	$ 1,724,657
Operating expenses	2,045,388	1,656,739	5,574,982	4,904,217	7,654,864	2,009,784
Net operating income	(137,823)	55,366	(1,399,696)	(181,946)	(1,064,913)	(285,127)
Hotel property
Segment Reporting Information [Line Items]
Revenues					3,676,169	399,502
Operating expenses					2,608,825	356,427
Net operating income					1,067,344	43,075
Retail center properties
Segment Reporting Information [Line Items]
Revenues					2,913,782	1,325,155
Operating expenses					976,468	602,970
Net operating income					1,937,314	722,185
Operating segments
Segment Reporting Information [Line Items]
Revenues	1,907,565	1,712,105	5,159,141	4,722,271	6,589,951	1,724,657
Operating expenses	1,004,614	863,519	2,722,905	2,608,937	3,585,293	959,397
Net operating income	902,951	848,586	2,436,236	2,113,334	$ 3,004,658	$ 765,260
Operating segments | Hotel property
Segment Reporting Information [Line Items]
Revenues	862,975	871,870	2,331,410	2,720,512
Operating expenses	718,920	637,383	1,917,654	1,938,546
Net operating income	144,055	234,487	413,756	781,966
Operating segments | Retail center properties
Segment Reporting Information [Line Items]
Revenues	1,044,590	840,235	2,827,731	2,001,759
Operating expenses	285,694	226,136	805,251	670,391
Net operating income	$ 758,896	$ 614,099	$ 2,022,480	$ 1,331,368